TAXES PAYABLE (Details) - USD ($)	Oct. 31, 2024	Oct. 31, 2023
TAXES PAYABLE
Income taxes payable	$ 663,348	$ 623,812
VAT payable	68,427
Other	1,074	13
Total taxes payable	$ 732,849	$ 623,825